Summary of foreign currency sensitivity (Details) - Currency risk [member] - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
United States Of America Dollars Against India Rupees [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure to currency fluctuations	₨ 5,213	₨ 7,601
Euro Member Countries Euro Against India Rupees [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure to currency fluctuations	436	1,137
United Kingdom Pounds Against India Rupees [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure to currency fluctuations	101	1,113
Singapore Dollars Against India Rupees [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure to currency fluctuations	₨ 269	₨ 402